SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic and diluted net income (loss) per share:
Weighted average number of anti-dilutive options excluded from the computation of earnings per share	1,451,002	2,422,233	2,338,298
Severance pay:
Severance pay expense	$ 951	$ 909	$ 645
Impairment of long-lived assets and intangible assets
Impairment of acquisition-related intangible assets			4,122
Impact of recently issued accounting standard not yet adopted
Lease assets	7,591
Deferred revenue recognized during period from adoption of ASU No. 2014-09	10,292
Remaining performance obligations
Remaining performance obligations	$ 7,053
Core technology [Member]
Impairment of long-lived assets and intangible assets
Impairment of acquisition-related intangible assets			3,919
Customer relationships [Member]
Impairment of long-lived assets and intangible assets
Impairment of acquisition-related intangible assets			$ 203